SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Net Loss minus Net Earnings
Net loss	$ (28,954,000)		$ (27,366,000)	$ (61,167,000)		$ (71,837,000)	$ (85,405,000)	$ (106,873,000)	$ (83,237,000)
Cik0001819516 Aspirational Consumer Lifestyle Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of warrants (shares)				12,521,494	12,521,494
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	2,676			$ 47,979	$ 49,590
Numerator: Net Loss minus Net Earnings
Net loss	(6,726,593)	$ (8,167,283)		(14,893,876)	(1,658,775)
Federal depository insurance						$ 250,000,000
Cik0001819516 Aspirational Consumer Lifestyle Corp | Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	2,676			47,979	43,349
Net income allocable to shares subject to possible redemption	$ 2,676			$ 47,979	$ 43,349
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	23,974,632			22,620,218	21,396,989
Basic and diluted income per share					$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss allocable to Redeemable Class A Ordinary Shares	$ 2,676			$ 47,979	$ 43,349
Basic and diluted weighted average shares outstanding	23,974,632			22,620,218	21,396,989
Basic and diluted net income loss per ordinary share					$ 0.00
Cik0001819516 Aspirational Consumer Lifestyle Corp | Non-Redeemable Class A and Class B Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net income allocable to shares subject to possible redemption	$ (2,676)			$ (47,979)	$ (43,349)
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	5,993,658			6,663,340	7,230,225
Basic and diluted income per share	$ (1.12)			$ (2.24)	$ (0.24)
Numerator: Net Loss minus Net Earnings
Net loss	$ (6,726,593)			$ (14,893,876)	$ (1,658,775)
Net loss allocable to Redeemable Class A Ordinary Shares	(2,676)			(47,979)	(43,349)
Non-Redeemable Net Loss	$ (6,729,269)			$ (14,941,855)	$ (1,702,124)
Basic and diluted weighted average shares outstanding	5,993,658			6,663,340	7,230,225
Basic and diluted net income loss per ordinary share	$ (1.12)			$ (2.24)	$ (0.24)